Document and Entity Information	0 Months Ended
May 31, 2014
Risk/Return:
Document Type	497
Document Period End Date	May 31, 2014
Registrant Name	Dreyfus Intermediate Municipal Bond Fund, Inc.
Central Index Key	0000718935
Amendment Flag	false
Document Creation Date	Nov. 21, 2014
Document Effective Date	Nov. 21, 2014
Prospectus Date	Nov. 21, 2014
DREYFUS INTERMEDIATE MUNICIPAL BOND FUND INC | DREYFUS INTERMEDIATE MUNICIPAL BOND FUND INC
Risk/Return:
Trading Symbol	DITEX